Investments accounted for using the equity method - Summarised statement of comprehensive income (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summarised statement of comprehensive income
Revenue	¥ 670,091,000	¥ 645,593,000	¥ 901,573,000
Depreciation and amortisation	(61,485,000)	(99,135,000)	(106,405,000)
Loss before income tax	(94,173,000)	(681,314,000)	(259,492,000)
Income tax credit	18,067,000	11,798,000	12,587,000
Loss for the year	¥ (76,106,000)	(669,516,000)	¥ (246,905,000)
Associates
Summarised statement of comprehensive income
Revenue		1,951,000
Depreciation and amortisation		(69,000)
Interest expense		(22,000)
Loss before income tax		354,000
Loss for the year		¥ 354,000